Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

POLICIES REGARDING TIMING OF EQUITY AWARDS AND DISCLOSURE OF MATERIAL NON-PUBLIC INFORMATION

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. We do not have a formal policy with respect to the timing of our equity award grants. In fiscal 2025, we did not grant new awards of stock options to our NEOs during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Method

POLICIES REGARDING TIMING OF EQUITY AWARDS AND DISCLOSURE OF MATERIAL NON-PUBLIC INFORMATION

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. We do not have a formal policy with respect to the timing of our equity award grants. In fiscal 2025, we did not grant new awards of stock options to our NEOs during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false